Document and Entity Information	Jan. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	SELECTA BIOSCIENCES INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37798
Entity Tax Identification Number	26-1622110
Entity Address, Address Line One	65 Grove Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	923-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001453687
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SELB
Security Exchange Name	NASDAQ